Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenue
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	99,470	439,533	390,542	55,846
Others	1,490	1,108	14,495	2,073

Subtotal-Products	100,960	440,641	405,037	57,919

Revenues - Services
Air mobility solutions	5,259	3,787	4,612	660
Others	11,207	11,724	8,332	1,191

Subtotal-Services	16,466	15,511	12,944	1,851

Total Revenues	117,426	456,152	417,981	59,770